INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Accounts Receivable of Major Customers) (Details) - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Customer 1 [Member]
Concentration Risk [Line Items]
Percentage	29.00%	35.00%
Customer 2 [Member]
Concentration Risk [Line Items]
Percentage	17.00%	16.00%